NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Repayment	$ 0	$ (200,000)
Demand Notes payable [Member]
Balance	51,479	330,600
Accrued interest	1,496	8,497
Repayment	(52,975)	(287,618)
Balance	$ 0	$ 51,479